Organization, Nature of Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Nature of Business
Roadrunner Transportation Systems, Inc. (the “Company”) is headquartered in Cudahy, Wisconsin and has the following three operating segments: truckload logistics (“TL”); less-than-truckload (“LTL”); and Global Solutions. Within its TL business, the Company operates a network of 48 TL service centers, four freight consolidation and inventory management centers, and 23 dispatch offices and is augmented by over 100 independent brokerage agents. Within its LTL business, the Company operates 47 LTL service centers throughout the United States, complemented by relationships with over 180 delivery agents. Within its Global Solutions business, the Company operates from eight service centers and 11 dispatch offices throughout the United States. From pickup to delivery, the Company leverages relationships with a diverse group of third-party carriers to provide scalable capacity and reliable, customized service, including domestic and international air and ocean transportation services, to its customers. The Company operates primarily in the United States.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2015, all subsidiaries were 100% owned. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements, in conformity with accounting principles generally accepted in the United States (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Segment Reporting
Segment Reporting
The Company determines its operating segments based on the information utilized by the chief operating decision maker, the Company’s Chief Executive Officer, to allocate resources and assess performance. Based on this information, the Company has determined that it has three operating segments: TL; LTL; and Global Solutions.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash equivalents are defined as short-term investments that have an original maturity of three months or less at the date of purchase and are readily convertible into cash. The Company maintains cash in several banks and, at times, the balances may exceed federally insured limits. Cash equivalents consist of overnight investments in an interest bearing sweep account.

Account Receivable
Accounts Receivable and Related Reserves
Accounts receivable represent trade receivables from customers and are stated net of an allowance for doubtful accounts and pricing allowances of approximately $3.8 million and $4.2 million as of December 31, 2015 and 2014, respectively. Management estimates the portion of accounts receivable that will not be collected and accounts are written off when they are determined to be uncollectible. Accounts receivable are uncollateralized and are generally due 30 days from the invoice date.
The Company provides reserves for accounts receivable. The rollforward of the allowance for doubtful accounts is as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Beginning balance	$4,209	$2,957	$1,476
Provision, charged to expense	3,010	4,499	2,934
Write-offs, less recoveries	(3,437)	(3,247)	(1,453)
Ending balance	$3,782	$4,209	$2,957

Property and Equipment
Property and Equipment
Property and equipment are stated at cost. Maintenance and repair costs are charged to expense as incurred. For financial reporting purposes, depreciation is calculated using the straight-line method over the following estimated useful lives:

Buildings and leasehold improvements	5-20 years
Furniture and fixtures	5 years
Equipment	3-15 years
Accelerated depreciation methods are used for tax reporting purposes.
Property and equipment and other long-lived assets are reviewed periodically for possible impairment. The Company evaluates whether current facts or circumstances indicate that the carrying value of the assets to be held and used may not be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived asset, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured and recorded based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its fair value less the cost to sell.

Goodwill and Other Intangibles
Goodwill and Other Intangibles
Goodwill and other intangible assets result from business acquisitions. The Company accounts for business acquisitions by assigning the purchase price to tangible and intangible assets and liabilities. Assets acquired and liabilities assumed are recorded at their fair values and the excess of the purchase price over amounts assigned is recorded as goodwill.
Goodwill is tested for impairment at least annually on July 1 using a two-step process that begins with an estimation of the fair value at the “reporting unit” level. The Company has four reporting units as this is the lowest level for which discrete financial information is prepared and regularly reviewed by segment management. The impairment test for goodwill involves comparing the fair value of a reporting unit to its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, a second step is required to measure the goodwill impairment loss. The second step includes valuing all the tangible and intangible assets of the reporting unit as if the reporting unit had been acquired in a business combination. Then, the implied fair value of the reporting unit’s goodwill is compared to the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, the Company recognizes an impairment loss in an amount equal to the excess, not to exceed the carrying amount. For purposes of the Company’s impairment test, the fair value of its reporting units is calculated based upon an average of an income fair value approach and market fair value approach. Based on these tests, the Company concluded that the fair value for each of the reporting units was in excess of the respective reporting unit’s carrying value. Accordingly, no goodwill impairments were identified in 2015, 2014, or 2013.
Other intangible assets recorded consist primarily of definite lived customer relationships. The Company evaluates its other intangible assets for impairment when current facts or circumstances indicate that the carrying value of the assets to be held and used may not be recoverable. No indicators of impairment were identified in 2015, 2014, or 2013. See Note 4 for additional information on the Company's goodwill and intangible assets.

Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs represent costs incurred in connection with the financing agreement described in Note 6. The unamortized debt issuance costs aggregate to $6.6 million and $6.1 million as of December 31, 2015 and 2014, respectively, and have been classified in the consolidated balance sheets as other noncurrent assets. Such costs are being amortized over the expected maturity of the financing agreements using the effective interest rate method.

Share-Based Compensation
Share-Based Compensation
The Company’s share-based payment awards are comprised of stock options, restricted stock units, and performance restricted stock units. The cost for the Company’s stock options is measured at fair value using the Black-Scholes option pricing model. The cost for restricted stock units and performance restricted stock units is measured using the stock price at the grant date. The cost is recognized over the vesting period of the award, which is typically four years.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of cash approximates cost. The estimated fair value of the Company's debt approximated its carrying value as of December 31, 2015 and 2014 as the debt agreement bears interest based on prevailing variable market rates currently available and as such would be categorized as a Level 2 in the fair value hierarchy as defined in Note 5.

Revenue Recognition
Revenue Recognition
TL revenue is recorded when all of the following have occurred: an agreement of sale exists; pricing is fixed or determinable; delivery has occurred; the Company’s obligation to fulfill a transaction is complete; and collection of revenue is reasonably assured. This occurs when the Company completes the delivery of a shipment or the service has been fulfilled.
LTL revenue is recorded when all of the following have occurred: an agreement of sale exists; pricing is fixed or determinable; and collection of revenue is reasonably assured. The Company recognizes revenue based on a percentage of services completed for freight in-transit as of the balance sheet date.
Global Solutions revenue is recorded when the shipment has been delivered by a third-party carrier. Fees for services revenue is recognized when the services have been rendered. At the time of delivery or rendering of services, as applicable, the Company’s obligation to fulfill a transaction is complete and collection of revenue is reasonably assured. The Company offers volume discounts to certain customers. Revenue is reduced as discounts are earned. In some instances, the Company performs multiple services. Typically separate fees are quoted and recognized as revenue when services are rendered. Occasionally, customers request an all-inclusive "door-to-door" fee for a set of services and revenue is allocated to the elements and recognized as each service is completed.
The Company typically recognizes revenue on a gross basis, as opposed to a net basis, because it bears the risks and benefits associated with revenue-generated activities by, among other things, (1) acting as a principal in the transaction, (2) establishing prices, (3) managing all aspects of the shipping process, and (4) taking the risk of loss for collection, delivery, and returns. Certain Global Solutions transactions to provide specific services are recorded at the net amount charged to the client due to the following factors: (A) the Company does not have latitude in establishing pricing and (B) the Company does not bear the risk of loss for delivery and returns; these items are the risk of the carrier.

Insurance
Insurance
The Company uses a combination of purchased insurance and self-insurance programs to provide for the cost of vehicle liability, cargo damage, and workers’ compensation claims. The portion of self-insurance accruals which is included in accrued expenses and other liabilities relates primarily to vehicle liability and cargo damage claims. The Company periodically evaluates the level of insurance coverage and adjusts insurance levels based on risk tolerance and premium expense.
The measurement and classification of self-insured costs requires the consideration of historical cost experience, demographic and severity factors, and judgments about the current and expected levels of cost per claim and retention levels. These methods provide estimates of the liability associated with claims incurred as of the balance sheet date, including claims not reported. The Company believes these methods are appropriate for measuring these judgmental self-insurance accruals. However, the use of any estimation method is sensitive to the assumptions and factors described above, based on the magnitude of claims and the length of time from the date the claim is incurred to ultimate settlement. Accordingly, changes in these assumptions and factors can materially affect actual costs paid to settle the claims and those amounts may be different than estimates.

New Accounting Pronouncements
New Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2014-09 (ASU 2014-09) which was updated in August 2015 by Accounting Standards Update No. 2015-14, Revenue from Contracts with Customers (Topic 606), which is effective for the Company in 2018. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company is in the process of evaluating the guidance in this Accounting Standards Update and has not yet determined if the adoption of this guidance will have a material impact on the Company’s consolidated financial statements.
In April 2015, the FASB issued Accounting Standards Update No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30), which is effective for the Company in 2016 and must be applied retrospectively for all periods presented. This guidance simplifies the presentation of debt issuance costs. Under the revised Accounting Standard, the Company would be required to present debt issuance costs related to a recognized debt liability in the balance sheet as a direct deduction from the carrying amount of that debt liability. Amortization of the debt issuance costs should be reported as interest expense. The Accounting Standards Update does not affect the recognition and measurement for debt issuance costs. Debt issuance costs are currently recorded in other noncurrent assets and amortization of these debt issuance costs are currently reported as interest expense. Adoption of the revised Accounting Standard will require the company to reclass the balance of the debt issuance costs from a noncurrent asset to a direct reduction from the carrying amount of debt.
In April 2015, the FASB issued Accounting Standards Update No. 2015-05, Intangibles-Goodwill and Other - Internal-Use Software (Subtopic 350-40), which is effective for the Company in 2016 and can be applied prospectively to all arrangements entered into or materially modified after the effective date or retrospectively. This update provides guidance to help companies evaluate the accounting for fees paid by a customer in a cloud computing arrangement such as software as a service, infrastructure as a service, or other hosting arrangements. If a cloud computing arrangement includes a license to internal-use software, then the customer should account for the software license consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The Company is in the process of evaluating the guidance and has not yet determined if the adoption of this guidance will have a material impact on the Company's consolidated financial statements.
In September 2015, the FASB issued Accounting Standards Update No. 2015-16, Simplifying the Accounting Measurement-Period Adjustments (Topic 805), which is effective for the Company in 2016. The amendments eliminate the requirement to retrospectively account for measurement period adjustments. The acquirer must record, in the period identified, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the changes to the provisional amounts, calculated as if the accounting had been completed as of the acquisition date. The acquirer must present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in the current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment had been recognized as of the acquisition date. Adoption of the revised Accounting Standard will require some additional disclosures in the footnotes to the consolidated financial statements.
In November 2015, the FASB issued Accounting Standards Update no. 2015-17, Balance Sheet Classification of Deferred Taxes (Topic 740), which is effective for the Company in 2017. The amendments in this update require that deferred tax liabilities and assets be classified as noncurrent in the statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendment. The amendments may either be applied prospectively or retrospectively. The Company is in the process of evaluating the guidance and has not yet determined if the adoption of this guidance will have a material impact on the Company's consolidated financial statements.